Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information	SUPPLEMENTAL CASH FLOW INFORMATION
The following table details the changes in operating assets and liabilities from operating activities, cash payments that have been included in the determination of earnings and non-cash investing and financing activities:

	Calendar Year Ended December 31,	Three Months Ended December 31,	Fiscal Years Ended September 30,
(In thousands)	2019	2018	2018	2017
CHANGES IN OPERATING ASSETS AND LIABILITIES
Accounts receivable and unbilled revenues	$(16,494)	$(222,098)	$(13,557)	$(107,195)
Receivables from associated companies	(7,602)	(1,874)	30,135	(18,563)
Gas costs and other regulatory assets/liabilities — net	26,374	40,028	27,994	3,430
Storage gas	15,952	(2,550)	(8,626)	(10,280)
Prepaid taxes	(7,383)	(9,461)	5,618	(6,524)
Accounts payable and other accrued liabilities	(56,925)	61,029	18,378	17,921
Payables to associated companies	240	20,662	(73,296)	29,074
Customer deposits and advance payments	(14,318)	(29,288)	19,464	(16,742)
Accrued taxes	(4,670)	1,024	14,619	(4,831)
Other current assets	(13,591)	(28)	(14,605)	(4,123)
Other current liabilities	(2,474)	(121)	154	280
Deferred gas costs — net	33,044	(51,936)	(8,306)	2,467
Deferred assets — other	4,981	483	(5,895)	(15,088)
Deferred liabilities — other	(28,004)	(7,072)	(21,499)	(4,667)
Pension and other post-retirement benefits	(15,677)	(638)	(14,521)	(9,806)
Other — net	—	—	893	3,409
Changes in operating assets and liabilities	$(86,547)	$(201,840)	$(43,050)	$(141,238)
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Income taxes paid (refunded) — net	$15,623	$3,782	$(2,983)	$—
Interest paid	$57,922	$4,982	$57,036	$50,539
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Extinguishment of project debt financing	$(15,460)	$(53,018)	$(28,312)	$(27,927)
Capital expenditure accruals included in accounts payable and other accrued liabilities	$26,590	$33,245	$53,367	$37,049
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within Washington Gas’ balance sheets that sums to the total of such amounts shown on the statements of cash flows

	December 31,		September 30,
(in thousands)	2019	2018	2018	2017
Cash and cash equivalents	$17,069	$6,082	$1	$1
Restricted cash included in Current assets — Other	$19,464	$20,207	$20,207	$—
Restricted cash included in Deferred charges and other assets — Other	$24,615	$45,134	$44,775	$—
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$61,148	$71,423	$64,983	$1
Restricted cash included in "Current assets — Other" and "Deferred charges and other assets — Other" on the balance sheets represents amount of investment in rabbi trusts to fund deferred compensation, pension and other post-retirement benefits for certain management personnel and directors. The rabbi trusts were funded pursuant to the agreement of merger with AltaGas. The funds in the rabbi trusts can only be used to pay for plan participant benefits and other plan expenses such as investment fees or trustee fees. The funds are invested in money market funds at end of December 31, 2019 and 2018, and September 30, 2018. We did not have any restricted cash at end of September 30, 2017. Refer to Note 10 — Pension and Other Post-Retirement Benefit Plans for further discussion of rabbi trusts.